Equity (Composition) (Details) - shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1,485	1,485
Number of shares issued and paid	1,303	1,301	1,300
Number of Special State share of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1	1
Number of shares issued and paid	1	1